Label	Element	Value
Alger MidCap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000003521_SupplementTextBlock	THE ALGER FUNDS Alger Mid Cap Growth Fund Supplement Dated January 11, 2017 to the Prospectus Dated March 1, 2016 As Revised October 14, 2016 As Supplemented to Date
Risk/Return [Heading]	rr_RiskReturnHeading	Alger MidCap Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following replaces the last sentence in the second paragraph under the heading “Principal Investment Strategy” on page 14 of the Prospectus:

“At December 31, 2016, the market capitalization of the companies in these indexes ranged from $394.9 million to $56.9 billion.”